RECLAMATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2021
Asset retirement obligation
Asset retirement obligation and environmental remediation liability
Schedule of environmental remediation liability and reclamation provisions

	As at	As at
	December 31,	December 31,
	2021	2020
Asset retirement obligations - non-current, beginning of year	$635,648	$419,417
Asset retirement obligations - current, beginning of year	11,320	9,377
Current year additions and changes in estimate, net(i)	72,181	198,843
Current year accretion	6,554	3,502
Liabilities settled	(3,213)	(1,892)
Foreign exchange revaluation	(10,985)	17,721
Reclassification from non-current to current, end of year	(4,547)	(11,320)
Asset retirement obligations - non-current, end of year	$706,958	$635,648

Note:

(i)	Current year additions include $48.9 million related to the acquisition of TMAC.

Environmental remediation liability
Asset retirement obligation and environmental remediation liability
Schedule of environmental remediation liability and reclamation provisions

	As at	As at
	December 31,	December 31,
	2021	2020
Environmental remediation liability - non-current, beginning of year	$16,135	$7,929
Environmental remediation liability - current, beginning of year	3,950	3,078
Current year additions and changes in estimate, net	1,048	10,480
Liabilities settled	(2,816)	(1,539)
Foreign exchange revaluation	174	137
Reclassification from non-current to current, end of year	(3,000)	(3,950)
Environmental remediation liability - non-current, end of year	$15,491	$16,135